Third Quarter Report
September 30, 2023 (Unaudited)
Variable Portfolio – Partners International Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Australia 2.0%
BHP Group Ltd.	72,000	2,022,540
BHP Group Ltd., ADR	36,800	2,093,184
Macquarie Group Ltd.	63,000	6,746,551
Santos Ltd.	1,625,600	8,194,696
Sonic Healthcare Ltd.	223,000	4,258,173
Westpac Banking Corp.	229,100	3,096,872
Total		26,412,016
Belgium 1.6%
Anheuser-Busch InBev SA/NV	217,300	12,046,280
Groupe Bruxelles Lambert NV	49,800	3,705,630
KBC Group NV	97,200	6,051,344
Total		21,803,254
Brazil 1.5%
Ambev SA	5,970,900	15,584,886
Banco do Brasil SA	416,800	3,917,956
Total		19,502,842
Canada 1.1%
CCL Industries, Inc., Class B	78,000	3,273,904
Magna International, Inc.	188,330	10,092,796
TFI International, Inc.	12,557	1,612,695
Total		14,979,395
China 1.7%
Alibaba Group Holding Ltd.(a)	1,396,500	15,141,113
China Overseas Land & Investment Ltd.	1,663,000	3,436,108
Haier Smart Home Co., Ltd., Class H	1,206,000	3,769,434
Total		22,346,655
Denmark 0.8%
Danske Bank A/S	362,184	8,404,839
Novo Nordisk A/S	28,200	2,567,646
Total		10,972,485
Finland 1.7%
Nokia OYJ	6,140,366	23,088,242
Common Stocks (continued)
Issuer	Shares	Value ($)
France 12.6%
Accor SA	530,283	17,835,768
Amundi SA	312,333	17,542,750
Bouygues SA	191,190	6,684,882
Capgemini SE	50,400	8,794,487
Cie de Saint-Gobain SA	68,400	4,093,768
Cie Generale des Etablissements Michelin SCA	695,816	21,296,819
Engie SA	252,500	3,872,383
Publicis Groupe SA	46,065	3,486,783
Rexel SA	1,043,624	23,383,413
Sanofi	294,484	31,620,296
Societe Generale SA	182,000	4,403,966
Sodexo SA	51,404	5,291,916
TotalEnergies SE	159,800	10,506,748
Veolia Environnement SA	334,240	9,661,599
Total		168,475,578
Germany 12.0%
Allianz SE, Registered Shares	33,400	7,948,406
BASF SE	491,755	22,259,264
Bayer AG, Registered Shares	259,147	12,445,383
Covestro AG(a)	266,864	14,350,598
Daimler Truck Holding AG	580,774	20,108,867
Deutsche Boerse AG	27,000	4,662,813
DHL Group	208,011	8,440,158
Evonik Industries AG	374,603	6,832,828
Fresenius Medical Care AG & Co. KGaA	324,649	13,957,302
Heidelberg Materials AG	116,500	9,022,973
Infineon Technologies AG	214,700	7,111,025
K+S AG	86,500	1,564,296
SAP SE	93,600	12,115,774
Siemens AG, Registered Shares	90,078	12,872,935
Siemens Energy AG(a)	131,150	1,709,239
Talanx AG	25,900	1,639,210
Zalando SE(a)	162,300	3,606,037
Total		160,647,108
2	Variable Portfolio – Partners International Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.8%
CK Asset Holdings Ltd.	720,500	3,784,493
CK Hutchison Holdings Ltd.	1,529,500	8,120,254
Galaxy Entertainment Group Ltd.	2,031,000	12,152,735
Total		24,057,482
Hungary 0.3%
OTP Bank Nyrt	100,443	3,621,362
Ireland 1.7%
AIB Group PLC	1,638,400	7,343,659
Bank of Ireland Group PLC	725,073	7,088,035
Ryanair Holdings PLC, ADR(a)	6,600	641,586
Smurfit Kappa Group PLC	213,300	7,085,777
Total		22,159,057
Isle of Man 0.3%
Entain PLC	322,300	3,655,469
Israel 0.5%
Check Point Software Technologies Ltd.(a)	52,500	6,997,200
Italy 1.3%
Enel SpA	2,505,038	15,362,761
Prysmian SpA	67,300	2,701,307
Total		18,064,068
Japan 15.6%
Astellas Pharma, Inc.	472,800	6,544,322
Bridgestone Corp.	76,100	2,965,462
Denka Co., Ltd.	116,200	2,098,963
FANUC Corp.	187,000	4,863,390
Fujitsu Ltd.	60,200	7,080,187
Fukuoka Financial Group, Inc.	255,700	6,118,041
Hitachi Ltd.	148,200	9,185,077
Iida Group Holdings Co., Ltd.	219,400	3,640,822
Isuzu Motors Ltd.	294,200	3,698,568
Komatsu Ltd.	635,100	17,129,372
Kyocera Corp.	129,300	6,555,217
MinebeaMitsumi, Inc.	576,700	9,396,215
MS&AD Insurance Group Holdings, Inc.	127,100	4,651,138
Nintendo Co., Ltd.	184,700	7,674,833
Olympus Corp.	330,600	4,292,341
ORIX Corp.	520,000	9,709,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Rakuten Group, Inc.	1,071,800	4,403,805
Resona Holdings, Inc.	2,076,650	11,482,171
SBI Holdings, Inc.	347,700	7,317,629
Seven & I Holdings Co., Ltd.	248,200	9,717,081
Sony Group Corp.	152,400	12,462,599
Square Enix Holdings Co., Ltd.	61,400	2,103,894
Subaru Corp.	578,600	11,250,578
Sumitomo Mitsui Financial Group, Inc.	273,300	13,426,149
T&D Holdings, Inc.	250,000	4,111,251
Takeda Pharmaceutical Co., Ltd.	221,700	6,871,928
Toray Industries, Inc.	1,992,300	10,366,068
Toyota Industries Corp.	125,300	9,863,052
Total		208,979,803
Netherlands 9.0%
AerCap Holdings NV(a)	139,200	8,723,664
ArcelorMittal SA	726,781	18,195,730
ASML Holding NV	12,900	7,594,880
CNH Industrial NV	541,400	6,572,404
EXOR NV	26,400	2,335,044
Heineken Holding NV	82,320	6,203,737
ING Groep NV	1,316,528	17,351,928
Koninklijke Philips NV	915,628	18,268,842
NXP Semiconductors NV	29,300	5,857,656
Randstad NV	358,345	19,797,156
Shell PLC	178,700	5,663,758
Stellantis NV	196,700	3,766,496
Total		120,331,295
Norway 1.0%
Aker BP ASA	233,304	6,442,004
DNB Bank ASA	346,900	6,969,836
Total		13,411,840
Singapore 0.7%
DBS Group Holdings Ltd.	371,400	9,121,455
South Korea 2.3%
Samsung Electronics Co., Ltd.	406,605	20,555,564
Shinhan Financial Group Co., Ltd.	399,670	10,518,592
Shinhan Financial Group Co., Ltd., ADR	15,057	398,860
Total		31,473,016

Variable Portfolio – Partners International Value Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.8%
CaixaBank SA	2,801,976	11,163,055
Sweden 1.1%
Essity AB, Class B	262,300	5,657,089
Husqvarna AB, Class B	150,500	1,148,490
Skandinaviska Enskilda Banken AB, Class A	400,700	4,777,087
Volvo AB, B Shares	159,800	3,291,503
Total		14,874,169
Switzerland 5.2%
ABB Ltd.	173,600	6,196,342
Cie Financiere Richemont SA, Class A, Registered Shares	48,800	5,943,023
Julius Baer Group Ltd.	296,448	18,975,016
Nestlé SA, Registered Shares	111,300	12,598,717
Novartis AG, Registered Shares	87,300	8,915,831
UBS AG	722,015	17,784,811
Total		70,413,740
Taiwan 1.1%
Hon Hai Precision Industry Co., Ltd.	4,752,000	15,316,818
United Kingdom 17.7%
Ashtead Group PLC	102,000	6,185,548
Aviva PLC	1,584,100	7,497,798
Barclays Bank PLC	3,610,421	6,958,829
Barratt Developments PLC	433,900	2,326,412
BP PLC	1,622,800	10,460,463
Bunzl PLC	121,000	4,309,268
Burberry Group PLC	84,100	1,949,011
DCC PLC	127,494	7,138,337
Dowlais Group PLC	653,343	856,133
Glencore PLC	968,400	5,514,565
GSK PLC	379,300	6,862,977
HSBC Holdings PLC	1,893,281	14,815,659
HSBC Holdings PLC, ADR	17,461	689,011
Inchcape PLC	372,600	3,431,809
Informa PLC	461,000	4,209,610
J. Sainsbury PLC	5,488,492	16,901,962
Kingfisher PLC	1,797,800	4,880,335
Legal & General Group PLC	2,345,400	6,328,676
Common Stocks (continued)
Issuer	Shares	Value ($)
Liberty Global PLC, Class C(a)	251,600	4,669,696
Lloyds Banking Group PLC	14,478,500	7,780,663
NatWest Group PLC	2,263,723	6,475,510
NatWest Group PLC, ADR	122,191	712,374
Persimmon PLC	208,700	2,733,238
Reckitt Benckiser Group PLC	280,158	19,756,950
Shell PLC, ADR	359,653	23,154,460
Smith & Nephew PLC	529,600	6,572,641
Standard Chartered PLC	1,195,197	10,992,867
Tesco PLC	7,349,786	23,640,485
Travis Perkins PLC	835,926	8,546,561
Unilever PLC	185,700	9,185,985
Vodafone Group PLC	2,205,129	2,067,089
Total		237,604,922
United States 2.7%
Linde PLC	18,200	6,776,770
Roche Holding AG, Genusschein Shares	109,794	29,973,885
Total		36,750,655
Total Common Stocks (Cost $1,365,236,799)		1,316,222,981

Preferred Stocks 0.9%
Issuer	Shares	Value ($)
Germany 0.9%
Henkel AG & Co. KGaA	53,300	3,795,466
Volkswagen AG	72,219	8,297,918
Total		12,093,384
Total Preferred Stocks (Cost $22,560,012)		12,093,384

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	3,065,482	3,064,562
Total Money Market Funds (Cost $3,064,562)		3,064,562
Total Investments in Securities (Cost $1,390,861,373)		1,331,380,927
Other Assets & Liabilities, Net		11,291,943
Net Assets		$1,342,672,870

4	Variable Portfolio – Partners International Value Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	5,064,419	140,585,016	(142,584,851)	(22)	3,064,562	396	605,132	3,065,482
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Value Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7056_12_B01_(11/23)